Acquisitions - Summary of Aggregate Preliminary Estimates of Fair Value of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 8,919.4	$ 8,983.1	$ 9,197.1
2020 Acquisitions [Member]
Business Acquisition [Line Items]
Current assets	30.5
Goodwill	172.6
Other assets	5.1
Total assets acquired	450.3
Current liabilities	4.6
Deferred income taxes	42.0
Total liabilities assumed	46.6
Net assets acquired	403.7
Technology [Member] | 2020 Acquisitions [Member]
Business Acquisition [Line Items]
Intangible assets subject to amortization:	147.9
Trademarks and trade names [Member] | 2020 Acquisitions [Member]
Business Acquisition [Line Items]
Intangible assets subject to amortization:	1.5
Customer relationships [Member] | 2020 Acquisitions [Member]
Business Acquisition [Line Items]
Intangible assets subject to amortization:	$ 92.7